Guarantee of Registered Securities	3 Months Ended
Mar. 31, 2012
Guarantee of Registered Securities [Abstract]
Guarantee of Registered Securities
Note 10 – Guarantee of Registered Securities

As previously reported, on May 4, 2012 (the “Effective Date”), Rowan Companies plc, a public limited company organized under English law ("Rowan UK"), became the successor issuer to Rowan Companies, Inc., a Delaware corporation ("Rowan Delaware"), following the completion of the merger between Rowan Delaware and one of its subsidiaries pursuant to an agreement and plan of merger and reorganization dated February 27, 2012, as amended.  As a result of the merger, Rowan UK became the parent company of the Rowan group of companies and our place of incorporation was effectively changed from Delaware to the United Kingdom.  The transactions effecting these changes are collectively referred to as the "Redomestication."

On the Effective Date, Rowan UK and Rowan Delaware entered into a supplemental indenture to the indenture dated as of July 21, 2009, as amended and supplemented, among Rowan UK, Rowan Delaware and U.S. Bank National Association, as trustee, providing for, among other things, the unconditional and irrevocable guarantee by Rowan UK of the prompt payment, when due, of any amount owed to the holders of Rowan Delaware's 5% Senior Notes due 2017 and 7.875% Senior Notes due 2019.

The following condensed consolidating financial information is being provided in accordance with Rule 3-10 of Regulation S-X in connection with the filing with the Securities and Exchange Commission of a shelf registration statement relating to securities that may be offered from time to time, by Rowan UK or Rowan Delaware.  The debt securities offered by Rowan UK or Rowan Delaware may be fully and unconditionally guaranteed by Rowan UK or certain of its wholly owned subsidiaries, including Rowan Delaware.

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,236	$50,295	$271,983	$-	$342,514
Restricted cash	-	10,038	583	-	10,621
Receivables - trade and other	-	38,437	292,879	-	331,316
Prepaid expenses and other current assets	-	40,409	26,504	-	66,913
Assets of discontinued operations	-	25,339	-	-	25,339
Total current assets	20,236	164,518	591,949	-	776,703

Property, plant and equipment - gross	-	1,314,399	5,821,456	-	7,135,855
Less accumulated depreciation and amortization	-	454,385	954,685	-	1,409,070
Property, plant and equipment - net	-	860,014	4,866,771	-	5,726,785

Investments in subsidiaries	-	1,176,574	-	(1,176,574)	-
Due from affiliates	-	3,787,765	646,151	(4,433,916)	-
Other assets	-	29,530	68,268	-	97,798

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$195,243	$30,898	$-	$226,141
Accounts payable - trade	1,276	27,396	59,203	-	87,875
Deferred revenues	-	-	36,370	-	36,370
Accrued liabilities	-	59,216	41,166	-	100,382
Liabilities of discontinued operations	-	21,254	-	-	21,254
Total current liabilities	1,276	303,109	167,637	-	472,022

Long-term debt - less current maturities	-	896,057	-	-	896,057
Due to affiliates	1,601	-	4,432,315	(4,433,916)	-
Other liabilities	-	307,171	66,810	-	373,981
Deferred income taxes - net	-	130,537	347,162	-	477,699
Shareholders' equity	17,359	4,381,527	1,159,215	(1,176,574)	4,381,527

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$41,888	$326,775	$(35,186)	$333,477

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	6,612	210,713	(35,186)	182,139
Depreciation and amortization	-	12,882	46,084	-	58,966
Selling, general and administrative	641	6,029	16,386	-	23,056
Loss (gain) on disposals of property and equipment	-	167	(223)	-	(56)
Material charges and other operating expenses	1,675	1,363	1,533	-	4,571
Total costs and expenses	2,316	27,053	274,493	(35,186)	268,676

INCOME FROM OPERATIONS	(2,316)	14,835	52,282	-	64,801

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(11,053)	(204)	-	(11,257)
Interest income	5	43	66	-	114
Other - net	-	36	1,301	-	1,337
Total other income (expense) - net	5	(10,974)	1,163	-	(9,806)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,311)	3,861	53,445	-	54,995
(Benefit) provision for income taxes	-	2,128	(2,632)	-	(504)

NET INCOME FROM CONTINUING OPERATIONS	(2,311)	1,733	56,077	-	55,499

DISCONTINUED OPERATIONS, NET OF TAX	-	(5,982)	-	-	(5,982)

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	53,766	-	(53,766)	-

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$32,307	$198,409	$(24,750)	$205,966

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	26,082	109,942	(24,750)	111,274
Depreciation and amortization	-	14,504	23,650	-	38,154
Selling, general and administrative	-	5,548	15,266	-	20,814
Loss (gain) on disposals of property and equipment	-	(28)	(3)	-	(31)
Total costs and expenses	-	46,106	148,855	(24,750)	170,211

INCOME FROM OPERATIONS	-	(13,799)	49,554	-	35,755

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(5,319)	(2,353)	2,353	(5,319)
Interest income	-	2,333	49	(2,353)	29
Other - net	-	(60)	(1,024)	-	(1,084)
Total other income (expense) - net	-	(3,046)	(3,328)	-	(6,374)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(16,845)	46,226	-	29,381
(Benefit) provision for income taxes	-	(1,057)	3,643	-	2,586

NET INCOME FROM CONTINUING OPERATIONS	-	(15,788)	42,583	-	26,795

DISCONTINUED OPERATIONS, NET OF TAX	-	-	5,277	-	5,277

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	47,860	-	(47,860)	-

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Amortization of net loss	-	4,087	-	-	4,087
Amortization of transition obligation	-	77	-	-	77
Amortization of prior service credit	-	(775)	-	-	(775)

OTHER COMPREHENSIVE INCOME	-	3,389	-	-	3,389

COMPREHENSIVE INCOME	$(2,311)	$52,906	$56,077	$(53,766)	$52,906

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	-	-	-	-
Prior service credit arising during the period	-	-	-	-	-
Amortization of net loss	-	-	-	-	-
Amortization of transition obligation	-	-	-	-	-
Amortization of prior service credit	-	-	-	-	-

OTHER COMPREHENSIVE INCOME	-	-	-	-	-

COMPREHENSIVE INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,766)	$(16,647)	$81,694	$-	$63,281

Investing activities:
Property, plant and equipment additions	-	(46,650)	(91,455)	-	(138,105)
Proceeds from disposals of property, plant and equip	-	-	928	-	928
Change in restricted cash balance	-	(10,038)	(583)	-	(10,621)

Net cash used in investing activities	-	(56,688)	(91,110)	-	(147,798)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,109)	-	(12,312)
Advances (to) from affiliates	530	(56,334)	55,804	-	-
Proceeds from stock option and debenture plans	-	214	-	-	214
Excess tax benefits from stock-based compensation	-	276	-	-	276

Net cash provided by (used in) financing activities	530	(61,047)	48,695	-	(11,822)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236)	(134,382)	39,279	-	(96,339)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	184,677	232,704	-	438,853

CASH AND CASH EQUIVALENTS, END OF PERIOD	$20,236	$50,295	$271,983	$-	$342,514

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$17,294	$96,576	$-	$113,870

Investing activities:
Property, plant and equipment additions	-	(27,867)	(333,273)	-	(361,140)
Proceeds from disposals of property, plant and equip	-	-	2,704	-	2,704
Investments in consolidated subsidiaries	-	(140,347)	-	140,347	-
Change in restricted cash balance	-	-	425	-	425

Net cash used in investing activities	-	(168,214)	(330,144)	140,347	(358,011)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,126)	-	(12,329)
Advances (to) from affiliates	-	(36,071)	36,071	-	-
Contribution from parent	-	-	140,347	(140,347)	-
Proceeds from stock option and debenture plans	-	7,781	-	-	7,781
Excess tax benefits from stock-based compensation	-	864	-	-	864

Net cash provided by (used in) financing activities	-	(32,629)	169,292	(140,347)	(3,684)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(183,549)	(64,276)	-	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$71,512	$118,142	$-	$189,654